GRANDEUR PEAK GLOBAL TRUST

September 5, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Grandeur Peak Global Trust

Post Effective Amendment No. 1 to the Registration Statement on Form N-1A

(File No. 333-269914, CIK No. 0001965454)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Grandeur Peak Global Trust (the “Trust”), on behalf of the below-referenced Funds pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on August 28, 2024 (SEC Accession No. 0001580642-24-004915).

Fund
Grandeur Peak Emerging Markets Opportunities Fund
Grandeur Peak Global Contrarian Fund
Grandeur Peak Global Explorer Fund
Grandeur Peak Global Micro Cap Fund
Grandeur Peak Global Opportunities Fund
Grandeur Peak Global Reach Fund
Grandeur Peak Global Stalwarts Fund
Grandeur Peak International Opportunities Fund
Grandeur Peak International Stalwarts Fund
Grandeur Peak US Stalwarts Fund

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

/s/Timothy Burdick

Timothy Burdick

Vice President

cc: JoAnn M. Strasser, Esq.